Expense Example {- Fidelity Freedom® 2030 Fund} - 03.31 Fidelity Freedom Funds Combo PRO - Class K6-11 - Fidelity Freedom® 2030 Fund - Class K6	Jul. 15, 2022 USD ($)
Expense Example:
1 year	$ 47
3 years	148
5 years	258
10 years	$ 579